Cover	Feb. 12, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 12, 2026
Entity Registrant Name	The Goldman Sachs Group, Inc.
Entity File Number	001-14965
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	13-4019460
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	(212)
Local Phone Number	902-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000886982
Common stock, par value $.01 per share
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $.01 per share
Trading Symbol	GS
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series A
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series A
Trading Symbol	GS PrA
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series C
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series C
Trading Symbol	GS PrC
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series D
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series D
Trading Symbol	GS PrD
Security Exchange Name	NYSE
5.793% Fixed-to-Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II
Document And Entity Information [Line Items]
Security 12b Title	5.793% Fixed-to-Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II
Trading Symbol	GS/43PE
Security Exchange Name	NYSE
Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III
Trading Symbol	GS/43PF
Security Exchange Name	NYSE
Medium-Term Notes, Series F, Callable Fixed and Floating Rate Notes due March 2031 of GS Finance Corp.
Document And Entity Information [Line Items]
Security 12b Title	Medium-Term Notes, Series F, Callable Fixed and Floating Rate Notes due March 2031 of GS Finance Corp.
Trading Symbol	GS/31B
Security Exchange Name	NYSE
Medium-Term Notes, Series F, Callable Fixed and Floating Rate Notes due May 2031 of GS Finance Corp.
Document And Entity Information [Line Items]
Security 12b Title	Medium-Term Notes, Series F, Callable Fixed and Floating Rate Notes due May 2031 of GS Finance Corp.
Trading Symbol	GS/31X
Security Exchange Name	NYSE